Expense Example {- Freedom 2015 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-09 - Freedom 2015 Portfolio	Apr. 30, 2021 USD ($)
VIP Freedom 2015 Portfolio-Initial VIP
Expense Example:
1 year	$ 50
3 years	157
5 years	274
10 years	616
VIP Freedom 2015 Portfolio-Service VIP
Expense Example:
1 year	60
3 years	189
5 years	329
10 years	738
VIP Freedom 2015 Portfolio-Service 2 VIP
Expense Example:
1 year	76
3 years	237
5 years	411
10 years	$ 918